Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 day year	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses
Balance at beginning of period	869	922	910
Change in scope of consolidation	0	(1)	(18)
Net movements recognized in statements of operations	145	166	159
Gross write-offs	(349)	(286)	(201)
Recoveries	41	54	44
Net write-offs	(308)	(232)	(157)
Provisions for interest	20	26	29
Foreign currency translation impact and other adjustments, net	32	(12)	(1)
Balance at end of period	758	869	922
Allowance for loan losses
Balance at end of period	758	869	922
of which individually evaluated for impairment	540	654	696
of which collectively evaluated for impairment	218	215	226
Gross loans held at amortized cost
Gross loans held at amortized cost	250,508	228,557	223,204
of which individually evaluated for impairment	1,390	1,489	1,729
of which collectively evaluated for impairment	249,118	227,068	221,475
Loans held at amortized cost
Purchases	4,308	4,611	4,953
Reclassifications from loans held-for-sale	397	275	216
Reclassifications to loans held-for-sale	1,861	996	1,323
Sales	272	698	1,058
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	602	634	621
Change in scope of consolidation	0	(1)	0
Net movements recognized in statements of operations	79	90	64
Gross write-offs	(241)	(163)	(96)
Recoveries	24	30	22
Net write-offs	(217)	(133)	(74)
Provisions for interest	19	21	21
Foreign currency translation impact and other adjustments, net	24	(9)	2
Balance at end of period	507	602	634
Allowance for loan losses
Balance at end of period	507	602	634
of which individually evaluated for impairment	338	437	457
of which collectively evaluated for impairment	169	165	177
Gross loans held at amortized cost
Gross loans held at amortized cost	107,582	96,087	97,080
of which individually evaluated for impairment	808	920	1,068
of which collectively evaluated for impairment	106,774	95,167	96,012
Loans held at amortized cost
Purchases	4,127	4,611	4,605
Reclassifications from loans held-for-sale	397	275	216
Reclassifications to loans held-for-sale	806	996	1,323
Sales	272	698	1,058
Consumer
Allowance for loan losses
Balance at beginning of period	267	288	289
Change in scope of consolidation	0	0	(18)
Net movements recognized in statements of operations	66	76	95
Gross write-offs	(108)	(123)	(105)
Recoveries	17	24	22
Net write-offs	(91)	(99)	(83)
Provisions for interest	1	5	8
Foreign currency translation impact and other adjustments, net	8	(3)	(3)
Balance at end of period	251	267	288
Allowance for loan losses
Balance at end of period	251	267	288
of which individually evaluated for impairment	202	217	239
of which collectively evaluated for impairment	49	50	49
Gross loans held at amortized cost
Gross loans held at amortized cost	142,926	132,470	126,124
of which individually evaluated for impairment	582	569	661
of which collectively evaluated for impairment	142,344	131,901	125,463
Loans held at amortized cost
Purchases	181	0	348
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1,055	0	0
Sales	0	0	0
Bank
Allowance for loan losses
Balance at beginning of period	691	721	722
Change in scope of consolidation	0	(1)	(18)
Net movements recognized in statements of operations	85	91	77
Gross write-offs	(267)	(185)	(122)
Recoveries	36	50	39
Net write-offs	(231)	(135)	(83)
Provisions for interest	22	25	24
Foreign currency translation impact and other adjustments, net	30	(10)	(1)
Balance at end of period	597	691	721
Allowance for loan losses
Balance at end of period	597	691	721
of which individually evaluated for impairment	413	511	532
of which collectively evaluated for impairment	184	180	189
Gross loans held at amortized cost
Gross loans held at amortized cost	233,778	212,540	207,613
of which individually evaluated for impairment	1,132	1,194	1,398
of which collectively evaluated for impairment	232,646	211,346	206,215
Loans held at amortized cost
Purchases	4,308	4,611	4,953
Reclassifications from loans held-for-sale	397	275	216
Reclassifications to loans held-for-sale	1,861	996	1,323
Sales	272	698	1,058
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	557	578	563
Change in scope of consolidation	0	(1)	0
Net movements recognized in statements of operations	78	84	51
Gross write-offs	(232)	(147)	(80)
Recoveries	24	30	20
Net write-offs	(208)	(117)	(60)
Provisions for interest	19	20	20
Foreign currency translation impact and other adjustments, net	20	(7)	4
Balance at end of period	466	557	578
Allowance for loan losses
Balance at end of period	466	557	578
of which individually evaluated for impairment	309	407	416
of which collectively evaluated for impairment	157	150	162
Gross loans held at amortized cost
Gross loans held at amortized cost	107,974	96,939	98,118
of which individually evaluated for impairment	739	840	976
of which collectively evaluated for impairment	107,235	96,099	97,142
Loans held at amortized cost
Purchases	4,127	4,611	4,605
Reclassifications from loans held-for-sale	397	275	216
Reclassifications to loans held-for-sale	806	996	1,323
Sales	272	698	1,058
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	134	143	159
Change in scope of consolidation	0	0	(18)
Net movements recognized in statements of operations	7	7	26
Gross write-offs	(35)	(38)	(42)
Recoveries	12	20	19
Net write-offs	(23)	(18)	(23)
Provisions for interest	3	5	4
Foreign currency translation impact and other adjustments, net	10	(3)	(5)
Balance at end of period	131	134	143
Allowance for loan losses
Balance at end of period	131	134	143
of which individually evaluated for impairment	104	104	116
of which collectively evaluated for impairment	27	30	27
Gross loans held at amortized cost
Gross loans held at amortized cost	125,804	115,601	109,495
of which individually evaluated for impairment	393	354	422
of which collectively evaluated for impairment	125,411	115,247	109,073
Loans held at amortized cost
Purchases	181	0	348
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1,055	0	0
Sales	0	0	0